Basis of Presentation and Summary of Material Accounting Policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) EUR (€)	Dec. 31, 2022 USD ($) EUR (€)	Dec. 31, 2021 USD ($) EUR (€)
Euro Member Countries, Euro
Foreign Currency Translation
Closing rate | €	1.4626	1.4458	1.4391
Average rate | €	1.4597	1.3696	1.4828
United States of America, Dollars
Foreign Currency Translation
Closing rate | $	1.3226	1.3544	1.2678
Average rate | $	1.3497	1.3013	1.2535